NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Schedule of Reclassifications) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total Revenues	$ 1,770,059	$ 3,617,142	$ 4,414,347	$ 5,056,458	$ 15,012,366	$ 8,259,917
Total Cost of Revenues	1,528,722	2,334,528	3,635,838	3,551,778	10,264,263	6,220,373
GROSS MARGIN	241,337	1,282,614	778,509	1,504,680	4,748,103	2,039,544
Sales and marketing	301,077	375,986	608,654	659,880	1,337,186	1,233,851
Research and development	537,801	530,339	942,686	967,056	1,651,064	2,515,630
Administration	2,550,709	1,770,764	4,522,217	3,913,837	8,625,002	5,747,014
Total Operating Expenses	3,389,587	2,677,089	6,073,557	5,540,773	11,613,252	9,496,495
LOSS FROM OPERATIONS	(3,148,250)	(1,394,475)	(5,295,048)	(4,036,093)	(6,865,149)	(7,456,951)
Previously Reported [Member]
Product Information [Line Items]
Total Revenues						8,259,917
Total Cost of Revenues						10,819,087
GROSS MARGIN						(2,559,170)
Sales and marketing						1,233,851
Research and development						251,563
Administration						3,412,367
Total Operating Expenses						4,897,781
LOSS FROM OPERATIONS						(7,456,951)
Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Total Revenues						8,259,917
Total Cost of Revenues						6,220,373
GROSS MARGIN						2,039,544
Sales and marketing						1,233,851
Research and development						2,515,630
Administration						5,747,014
Total Operating Expenses						9,496,495
LOSS FROM OPERATIONS						(7,456,951)
Product [Member]
Product Information [Line Items]
Total Revenues	870,494	2,780,045	2,698,258	3,563,314	11,190,292	5,871,666
Total Cost of Revenues	1,072,106	1,974,302	2,839,315	2,839,790	8,376,649	4,728,197
Product [Member] | Previously Reported [Member]
Product Information [Line Items]
Total Revenues						5,871,666
Total Cost of Revenues						7,151,276
Product [Member] | Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Total Revenues						5,871,666
Total Cost of Revenues						4,728,197
Service, Other [Member]
Product Information [Line Items]
Total Revenues	899,565	837,097	1,716,089	1,493,144	3,822,074	2,388,251
Total Cost of Revenues	$ 456,616	$ 360,226	$ 796,523	$ 711,988	$ 1,887,614	1,492,176
Service, Other [Member] | Previously Reported [Member]
Product Information [Line Items]
Total Revenues						2,388,251
Total Cost of Revenues						1,369,985
Service, Other [Member] | Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Total Revenues						2,388,251
Total Cost of Revenues						1,492,176
Overhead [Member] | Previously Reported [Member]
Product Information [Line Items]
Total Cost of Revenues						$ 2,297,826